CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 131,530	$ 19,068	¥ 145,487
Short-term investments	155,310	22,515	228,826
Restricted cash and escrow receivables	42,038	6,094	43,781
Equity securities and other investments	30,054	4,357	53,780
Prepayments, receivables and other assets	251,837	36,509	202,175
Total current assets	610,769	88,543	674,049
Equity securities and other investments	449,942	65,228	356,818
Prepayments, receivables and other assets	94,996	13,772	83,431
Investments in equity method investees	206,803	29,980	210,169
Property and equipment, net	282,699	40,983	203,348
Intangible assets, net	16,983	2,462	20,911
Goodwill	247,378	35,862	255,501
Total assets	1,909,570	276,830	1,804,227
Current liabilities:
Current bank borrowings	28,224	4,092	22,562
Income tax payable	10,630	1,541	11,638
Accrued expenses, accounts payable and other liabilities	359,893	52,173	332,537
Merchant deposits	236	34	274
Deferred revenue and customer advances	77,415	11,223	68,335
Total current liabilities	476,398	69,063	435,346
Deferred revenue	4,885	708	4,536
Deferred tax liabilities	46,060	6,678	48,454
Non-current bank borrowings	47,450	6,879	49,909
Non-current unsecured senior notes	117,485	17,032	122,398
Non-current convertible unsecured senior notes	55,861	8,098	35,834
Non-current exchangeable bonds	10,976	1,591	0
Other liabilities	24,185	3,506	17,644
Total liabilities	783,300	113,555	714,121
Commitments and contingencies
Mezzanine equity	7,845	1,137	11,713
Shareholders' equity:
Ordinary shares, US$0.000003125 par value; 32,000,000,000 shares authorized as of March 31, 2025 and 2026; 18,474,235,708 and 18,580,374,278 shares issued and outstanding as of March 31, 2025 and 2026 respectively	1	0	1
Additional paid-in capital	385,086	55,826	381,379
Treasury shares, at cost	(36,141)	(5,239)	(36,329)
Statutory reserves	16,628	2,410	15,936
Accumulated other comprehensive income (loss)
Cumulative translation adjustments	(13,404)	(1,943)	3,286
Unrealized gains on interest rate swaps and others	334	48	107
Retained earnings	708,382	102,694	645,478
Total shareholders' equity	1,060,886	153,796	1,009,858
Noncontrolling interests	57,539	8,342	68,535
Total equity	1,118,425	162,138	1,078,393
Total liabilities, mezzanine equity and equity	¥ 1,909,570	$ 276,830	¥ 1,804,227